Investment Objectives and Goals	Nov. 01, 2024
DSS AmericaFirst Total Return Bond Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to achieve total return from income and capital gains.
DSS AmericaFirst Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks a high rate of current income with less volatility than common stocks as measured by the standard deviation. The Fund seeks total return as a secondary investment objective.
DSS AmericaFirst Monthly Risk-On Risk-Off Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to achieve capital appreciation with a focus on producing positive returns regardless of the direction of the financial markets.
DSS AmericaFirst Alpha Trends Factor Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to provide capital gains.